Recently issued accounting standards	12 Months Ended
Dec. 31, 2013
Recently issued accounting standards
2 Recently issued accounting standards

Recently adopted accounting standards

ASC Topic 210 – Balance Sheet

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-11, “Disclosures about Offsetting Assets and Liabilities” (ASU 2011-11), an update to ASC Topic 210 – Balance Sheet. The amendments in ASU 2011-11 require an entity to prepare additional disclosures about offsetting and related arrangements. In January 2013, the FASB issued ASU 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (ASU 2013-01), an update to ASC Topic 210 – Balance Sheet. ASU 2013-01 clarifies the scope of ASU 2011-11. The adoption of ASU 2011-11 and ASU 2013-01 on January 1, 2013 did not have an impact on the Group’s financial position, results of operations or cash flows.

> Refer to “Note 26 – Offsetting of financial assets and financial liabilities” for further information.

ASC Topic 220 – Comprehensive Income

In January 2013, the FASB issued ASU 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income” (ASU 2013-02), an update to ASC Topic 220 – Comprehensive Income. The amendments require an entity to provide information about the amounts reclassified out of AOCI by component. The adoption of ASU 2013-02 on January 1, 2013 did not have an impact on the Group’s financial position, results of operations or cash flows.

> Refer to “Note 25 – Accumulated other comprehensive income and additional share information” for further information.

In June 2011, the FASB issued ASU 2011-05, “Presentation of Comprehensive Income” (ASU 2011-05), an update to ASC Topic 220 – Comprehensive Income. ASU 2011-05 provides an entity with the option to present total comprehensive income either in a single continuous statement or in two separate but consecutive statements. The adoption of ASU 2011-05 on January 1, 2012 did not have an impact on the Group’s financial position, results of operations or cash flows.

ASC Topic 350 – Intangibles – Goodwill and Other

In September 2011, the FASB issued ASU 2011-08, “Testing Goodwill for Impairment” (ASU 2011-08), an update to ASC Topic 350 – Intangibles – Goodwill and Other. The amendments in ASU 2011-08 permit an entity to qualitatively assess whether the >>>fair value of the reporting unit is less than the carrying amount. Based on the qualitative assessment, if an entity determines that it is more likely than not that the fair value of the reporting unit is less than the carrying amount, then the entity must perform step one of the goodwill impairment test by calculating the fair value of the reporting unit and comparing the fair value to the carrying amount of the reporting unit. If the carrying amount of the reporting unit exceeds its fair value, then the entity is required to perform the second step of the goodwill impairment test to measure the amount of the impairment loss, if any. The adoption of ASU 2011-08 on January 1, 2012 did not have a material impact on the Group’s financial position, results of operations or cash flows.

ASC Topic 360 – Property, Plant and Equipment

In December 2011, the FASB issued ASU 2011-10, “Derecognition of in Substance Real Estate – a Scope Clarification, a consensus of the FASB Emerging Issues Task Force” (ASU 2011-10), an update to ASC Topic 360 – Property, Plant and Equipment. ASU 2011-10 specifies that the guidance in ASC Subtopic 360-20, Property, Plant and Equipment – Real Estate Sales, would apply to an entity that ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary’s non-recourse debt. The adoption of ASU 2011-10 on July 1, 2012 did not have a material impact on the Group’s financial position, results of operations or cash flows.

ASC Topic 820 – Fair Value Measurement

In May 2011, the FASB issued ASU 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU 2011-04), an update to ASC Topic 820 – Fair Value Measurement. The amendments in ASU 2011-04 include clarifications about the application of existing fair value measurement requirements and changes to principles for measuring fair value. ASU 2011-04 also requires additional disclosures about fair value measurements. The adoption of ASU 2011-04 on January 1, 2012 did not have a material impact on the Group’s financial position, results of operations or cash flows.

> Refer to “Note 34 – Financial instruments” for further information.

ASC Topic 830 – Foreign Currency Matters

In March 2013, the FASB issued ASU 2013-05, “Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity” (ASU 2013-05), an update to ASC Topic 830 – Foreign Currency Matters. The amendments provide guidance for the treatment of the cumulative translation adjustment when an entity ceases to hold a controlling financial interest in a subsidiary or group of assets within a foreign entity. ASU 2013-05 is effective prospectively for interim and annual reporting periods beginning after December 15, 2013 with early adoption permitted. The Group elected to early adopt ASU 2013-05 on January 1, 2013 which did not have a material impact on the Group’s financial position, results of operations or cash flows.

ASC Topic 860 – Transfers and Servicing

In April 2011, the FASB issued ASU 2011-03, “Reconsideration of Effective Control for Repurchase Agreements” (ASU 2011-03), an update to ASC Topic 860 – Transfers and Servicing. Prior guidance prescribed when an entity may or may not recognize a sale upon the transfer of financial assets subject to repurchase agreements. That determination was based, in part, on whether the entity has maintained effective control over the transferred financial assets. ASU 2011-03 removed from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets. The adoption of ASU 2011-03 on January 1, 2012 did not have a material impact on the Group’s financial position, results of operations or cash flows.

Standards to be adopted in future periods

ASC Topic 946 – Financial Services – Investment Companies

In June 2013, the FASB issued ASU 2013-08, “Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU 2013-08), an update to Topic 946 – Financial Services – Investment Companies. The amendments change the approach to the investment company assessment in Topic 946, clarify the characteristics of an investment company and provide comprehensive guidance for assessing whether an entity is an investment company. The adoption of ASU 2013-08 on January 1, 2014 did not have a material impact on the Group’s financial position, results of operations or cash flows.

Bank
Recently issued accounting standards
2 Recently issued accounting standards

> Refer to “Note 2 – Recently issued accounting standards” in V – Consolidated financial statements – Credit Suisse Group for recently adopted accounting standards and standards to be adopted in future periods.

The impact on the Bank’s and Group’s financial position, results of operations or cash flows was or is expected to be identical.